UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21371
                                                     ---------

                              Phoenix Adviser Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,           John H. Beers, Esq.
     Counsel and Secretary for Registrant        Vice President and Counsel
        Phoenix Life Insurance Company         Phoenix Life Insurance Company
               One American Row                       One American Row
            Hartford, CT 06103-2899               Hartford, CT 06103-2899
     ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
       ------------------------------------------------------------------

                      Date of fiscal year end: February 28
                                               -----------

                     Date of reporting period: May 31, 2007
                                               ------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX ADVISER TRUST
GLOSSARY
MAY 31, 2007 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Focused Value Fund

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)

                                                   SHARES       VALUE
                                                   ------    ------------
DOMESTIC COMMON STOCKS--77.9%

AIR FREIGHT & LOGISTICS--2.1%
United Parcel Service, Inc. Class B                16,600    $  1,194,702

APPAREL RETAIL--3.6%
TJX Cos., Inc. (The)                               74,545       2,085,024

BROADCASTING & CABLE TV--2.3%
Entercom Communications Corp. Class A              25,300         672,980
Saga Communications, Inc. Class A(b)               74,195         688,530
                                                             ------------
                                                                1,361,510
                                                             ------------
DIVERSIFIED BANKS--5.5%
Wachovia Corp.                                     25,879       1,402,383
Wells Fargo & Co.                                  49,160       1,774,185
                                                             ------------
                                                                3,176,568
                                                             ------------
HOMEFURNISHING RETAIL--1.5%
Bed Bath & Beyond, Inc.(b)                         22,105         898,789

HOUSEHOLD PRODUCTS--6.9%
Colgate-Palmolive Co.                              19,100       1,278,936
Procter & Gamble Co. (The)                         42,735       2,715,809
                                                             ------------
                                                                3,994,745
                                                             ------------
HYPERMARKETS & SUPER CENTERS--4.0%
Wal-Mart Stores, Inc.                              49,345       2,348,822

MANAGED HEALTH CARE--1.5%
UnitedHealth Group, Inc.                           16,100         881,797

MULTI-LINE INSURANCE--7.5%
American International Group, Inc.                 60,300       4,362,102

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.                              18,885         957,658

PACKAGED FOODS & MEATS--5.5%
General Mills, Inc.                                23,995       1,469,454
Kellogg Co.                                        32,565       1,757,859
                                                             ------------
                                                                3,227,313
                                                             ------------
PHARMACEUTICALS--3.6%
Johnson & Johnson                                  33,230       2,102,462

PROPERTY & CASUALTY INSURANCE--8.3%
AMBAC Financial Group, Inc.                         9,950         891,619
Berkshire Hathaway, Inc. Class A(b)                    32       3,503,680

                                                   SHARES       VALUE
                                                   ------    ------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Cincinnati Financial Corp.                          9,702    $    440,665
                                                             ------------
                                                                4,835,964
                                                             ------------
PUBLISHING--1.5%
Gannett Co., Inc.                                  14,850         873,477

REGIONAL BANKS--2.1%
Fifth Third Bancorp                                28,775       1,218,909

SOFT DRINKS--5.3%
Coca-Cola Co. (The)                                24,830       1,315,742
PepsiCo, Inc.                                      26,045       1,779,655
                                                             ------------
                                                                3,095,397
                                                             ------------
SPECIALIZED CONSUMER SERVICES--1.5%
Block (H&R), Inc.                                  37,760         894,534

THRIFTS & MORTGAGE FINANCE--11.0%
Countrywide Financial Corp.                        16,810         654,581
Fannie Mae                                         27,519       1,759,015
Freddie Mac                                        60,160       4,018,086
                                                             ------------
                                                                6,431,682
                                                             ------------
TOBACCO--2.5%
Altria Group, Inc.                                 20,320       1,444,752
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,488,880)                                  45,386,207
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--11.7%

DISTILLERS & VINTNERS--2.8%
Diageo plc Sponsored ADR (United Kingdom)          19,170       1,636,926

PACKAGED FOODS & MEATS--3.8%
Nestle S.A. Sponsored ADR (Switzerland)            23,115       2,249,348

SPECIALTY STORES--1.3%
Signet Group plc Sponsored ADR (United
  Kingdom)                                         33,500         759,110

TOBACCO--3.8%
British American Tobacco plc Sponsored ADR
  (United Kingdom)                                 32,200       2,192,176
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,031,332)                                    6,837,560
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.6%
(IDENTIFIED COST $44,520,212)                                  52,223,767
                                                             ------------

Phoenix Focused Value Fund
                                                 PAR VALUE
                                                   (000)        VALUE
                                                 ---------   ------------
SHORT-TERM INVESTMENTS--10.7%


COMMERCIAL PAPER(d)--10.7%
Clipper Recievables Co. LLC 5.30%, 6/1/07        $  1,305    $  1,305,000
Coca-Cola Co. (The) 5.22%, 6/6/07                   1,405       1,403,982
Old Line Funding Corp. 5.27%, 6/18/07               1,940       1,935,172
Ranger Funding Co. LLC 5.255%, 6/21/07              1,580       1,575,387
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,219,541)                                    6,219,541
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $50,739,753)                                  58,443,308(a)

Other assets and liabilities, net--(0.3)%                        (195,192)
                                                             ------------
NET ASSETS--100.0%                                           $ 58,248,116
                                                             ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,961,257 and gross depreciation of $470,646 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $50,952,697.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.

Phoenix Foreign Opportunities Fund

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)

                                                   SHARES       VALUE
                                                   ------    ------------
FOREIGN COMMON STOCKS(c)--91.0%

AUSTRALIA--5.7%
Aristocrat Leisure Ltd. (Casinos & Gaming)(f) 1,194,283 $ 15,229,418 Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)(f)                          935,375      22,337,591
Westfield Group (Retail REITs)(f)                 178,076       3,164,023
Woolworths Ltd. (Food Retail)(f)                  813,980      18,542,196
                                                             ------------
                                                               59,273,228
                                                             ------------
BELGIUM--4.2%
Colruyt SA (Food Retail)(f)                        61,440      14,336,744
InBev N.V. (Brewers)(f)                           356,915      30,068,284
                                                             ------------
                                                               44,405,028
                                                             ------------
BRAZIL--2.7%
Banco Itau Holding Financieira SA ADR
  (Diversified Banks)(f)                          322,660      14,226,079
Souza Cruz SA (Tobacco)                           558,085      13,889,664
                                                             ------------
                                                               28,115,743
                                                             ------------
FRANCE--2.3%
M6-Metropole Television SA (Broadcasting &
  Cable TV)(f)                                    278,575       9,693,281
Total SA (Integrated Oil & Gas)(f)                173,475      13,071,489
Total SA Sponsored ADR (Integrated Oil &
  Gas)(f)                                          14,914       1,125,262
                                                             ------------
                                                               23,890,032
                                                             ------------
HONG KONG--1.4%
Jardine Matheson Holdings, Ltd. (Multi-Sector
  Holdings)                                       600,665      14,415,960

INDIA--4.4%
HDFC Bank Ltd. (Diversified Banks)                120,800       3,414,113
HDFC Bank Ltd. ADR (Diversified Banks)(f)         364,280      30,945,586
Housing Development Finance Corp. (Consumer
  Finance)                                        244,600      11,340,573
                                                             ------------
                                                               45,700,272
                                                             ------------
IRELAND--5.8%
Allied Irish Banks plc (Diversified Banks)        258,400       7,795,218
Anglo Irish Bank Corp. plc (Diversified Banks)  2,253,292      52,906,989
                                                             ------------
                                                               60,702,207
                                                             ------------


                                                   SHARES       VALUE
                                                   ------    ------------
JAPAN--6.2%
Millea Holdings, Inc. (Property &
  Casualty Insurance)                             776,000    $ 30,861,462
Park24 Co. Ltd. (Environmental & Facilities
  Services)(f)                                  1,019,300      11,558,209
Toyota Motor Corp. (Automobile Manufacturers)     374,000      22,433,854
                                                             ------------
                                                               64,853,525
                                                             ------------
MEXICO--5.0%
America Movil S.A.B. de C.V. ADR Series L
  (Wireless Telecommunication Services)           437,350      26,481,543
America Movil S.A.B. de C.V. Series L (Wireless
  Telecommunication Services)                   1,202,655       3,628,290
Grupo Modelo S.A.B. de C.V. Series C
  (Brewers)(f)                                  3,924,900      21,726,831
                                                             ------------
                                                               51,836,664
                                                             ------------
NETHERLANDS--2.0%
TNT N.V. (Air Freight & Logistics)(f)             469,700      20,767,693

NORWAY--2.8%
Orkla ASA (Industrial Conglomerates)(f)          1,654,750     29,220,112

SOUTH AFRICA--3.7%
Massmart Holdings Ltd. (General Merchandise
  Stores)                                         504,600       6,583,896
Remgro Ltd. (Industrial Conglomerates)            686,748      17,583,450
SABMiller plc (Brewers)                           615,300      14,644,778
                                                             ------------
                                                               38,812,124
                                                             ------------
SPAIN--8.4%
Banco Bilbao Vizcaya Argentaria SA (Diversified
  Banks)(f)                                     1,778,885      44,951,439
Banco Santander Central Hispano S.A.
  (Diversified Banks)(f)                          390,100       7,495,564
Bolsas y Mercados Espanoles (Investment
  Banking & Brokerage)                            145,200       8,784,015
Enagas S.A. (Gas Utilities)(f)                    592,166      14,979,643
Red Electrica de Espana (Electric Utilities)(f)   233,588      11,428,114
                                                             ------------
                                                               87,638,775
                                                             ------------
SWITZERLAND--12.1%
Kuehne & Nagel International AG (Marine)          315,131      28,945,328
Lindt & Spruengli AG (Packaged Foods & Meats)       2,677       7,103,405
Nestle S.A. Registered Shares (Packaged Foods
  & Meats)                                         64,183      24,996,155

Phoenix Foreign Opportunities Fund
                                                   SHARES       VALUE
                                                   ------    ------------
SWITZERLAND--(CONTINUED)
Novartis AG ADR (Pharmaceuticals)                 347,116    $ 19,500,977
Novartis AG Registered Shares
  (Pharmaceuticals)                               185,800      10,444,423
Roche Holding AG Registered Shares
  (Pharmaceuticals)                               193,672      35,546,592
                                                             ------------
                                                              126,536,880
                                                             ------------
TAIWAN--1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                1,084,722      11,834,314

UNITED KINGDOM--23.2%
British American Tobacco plc (Tobacco)          1,726,507      58,493,783
Diageo plc (Distillers & Vintners)              1,318,604      28,120,401
Imperial Tobacco Group plc (Tobacco)              601,527      26,013,524
Northern Rock plc (Thrifts & Mortgage Finance)  1,195,945      25,575,633
Reckitt Benckiser plc (Household Products)        400,073      21,753,603
Rolls-Royce Group plc (Aerospace & Defense)(b)    769,815       7,591,142
Royal Bank of Scotland Group plc (Diversified
  Banks)                                        1,733,406      21,538,004
Tesco plc (Food Retail)                         5,909,455      53,680,299
                                                             ------------
                                                              242,766,389
                                                             ------------
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $781,696,981)                                950,768,946
-------------------------------------------------------------------------
FOREIGN PARTICIPATION NOTES--4.4%


INDIA--4.4%
CLSA Financial Products Ltd. - Bharti Airtel Ltd.
  Strike price .000001 Indian Rupee expiration
  5/31/10 (Broadcasting & Cable TV)(b)          1,569,875      32,804,108
CLSA Financial Products Ltd. - HDFC Bank Ltd.
  Class A Strike Price .000001 Indian Rupee
  expiration 6/28/10 (Diversified Banks)(b)       236,195       6,669,438
JPMorgan Chase International - HDFC  Strike
  Price .0001 Indian Rupee, expiration date
  5/25/09 (Regional Banks)                        141,900       6,531,941
-------------------------------------------------------------------------
TOTAL FOREIGN PARTICIPATION NOTES
(IDENTIFIED COST $34,228,458)                                  46,005,487
-------------------------------------------------------------------------

                                                   SHARES       VALUE
                                                   ------    ------------
FOREIGN OPTIONS--0.3%


SWITZERLAND--0.3%
Novartis AG-Registered Shares Call Option
  exercise price 50 CHF, expiration date
  12/18/09 (Pharmaceuticals)(e)                       596    $  1,019,935
Roche Holdings AG-Registered Shares Call
  Option exercise price 160 CHF, expiration
  date 12/18/09 (Pharmaceuticals)(e)                  295       1,796,542
-------------------------------------------------------------------------
TOTAL FOREIGN OPTIONS
(IDENTIFIED COST $2,683,124)                                    2,816,477
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $818,608,563)                                999,590,910
                                                             ------------

SHORT-TERM INVESTMENTS--21.0%


MONEY MARKET MUTUAL FUNDS--17.7%
State Street Navigator Prime Plus (5.32%
  seven-day effective yield)(g)               185,417,269    $185,417,269

                                                 PAR VALUE
                                                   (000)        VALUE
                                                   ------    ------------

COMMERCIAL PAPER(d)--3.3%

Clipper Receivables Co. LLC 5.30%, 6/1/07           1,070       1,070,000
General Electric Capital Corp. 5.27%, 6/1/07        1,000       1,000,000
Lockhart Funding LLC 5.33%, 6/1/07                 12,405      12,405,000
Target Corp. 5.25%, 6/4/07                          9,435       9,430,872
Sysco Corp. 5.24%, 6/6/07                           3,795       3,792,238
CIT Group, Inc. 5.28%, 6/7/07                       4,721       4,716,846
Bank of America Corp. 5.25%, 6/13/07                1,930       1,926,622
                                                             ------------
                                                               34,341,578
                                                             ------------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $219,758,847)                                219,758,847
-------------------------------------------------------------------------


TOTAL INVESTMENTS--116.7%
(IDENTIFIED COST $1,038,367,410)                            1,219,349,757(a)
Other assets and liabilities, net--(16.7)%                   (174,637,099)
                                                           --------------
NET ASSETS--100.0%                                         $1,044,712,658
                                                           ==============

                                                                                                           Net Unrealized
                                                                      Settlement                            Appreciation
               Contract to Sell             In Exchange for               Date                 Value       (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
                 CHF 92,400,000               USD 77,930,621           5/13/08              $ 77,271,855     $   658,766
                 CHF 24,700,000               USD 18,174,965           5/13/08              $ 18,147,178     $    27,787
                 EUR 68,500,000               USD 93,180,557           5/27/08              $ 93,015,929     $   164,628
                 GBP 60,000,000              USD 118,421,395          11/19/07              $118,534,393     $  (112,998)
              JPY 3,500,000,000               USD 30,523,700           5/12/08              $ 30,010,659     $   513,041
              JPY 1,316,800,000               USD 11,379,191           5/12/08              $ 11,290,867     $    88,324
                                                                                                            -------------
                                                                                                             $ 1,339,548
                                                                                                            =============
                                          CHF Swiss Francs             GBP Pound Sterling
                                          EUR Euro                     JPY Japanese Yen
                                          USD United States Dollar

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $181,434,143 and gross depreciation of $3,701,881 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $858,635,882.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.
(e) Illiquid.
(f) All or a portion of security is on loan.
(g) Represents security purchased with cash collateral received for securities on loan.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2007 (Unaudited)

   NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
       The following is a summary of significant accounting policies consistently followed by the Phoenix Adviser Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION
       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
       In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

   B. SECURITY TRANSACTIONS AND RELATED INCOME
       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION
       Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2007 (Unaudited)
   D. FOREIGN SECURITY COUNTRY DETERMINATION
       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS
       Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.
       A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

   F. SECURITY LENDING
       Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   G. OPTIONS
       Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


   NOTE 2--CREDIT RISK AND ASSET CONCENTRATION
       Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
       At May 31, 2007, the Focus Value Fund held $20,982,883 in securities issued by various companies in the Financial sector and $20,189,479 in securities issued by various companies in the Consumer Staples sector, comprising 36% and 35% respectively, of the total net assets of the Fund.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2007 (Unaudited)

   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES
       Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Adviser Trust
                           -----------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       July 30, 2007
           ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       July 30, 2007
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       July 30, 2007
           ---------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.